Finance Expense (Tables)	12 Months Ended
Mar. 31, 2023
Interest costs [Abstract]
Schedule of finance cost [Table Text Block]
	March 31, 2023	March 31, 2022
Interest and accretion on convertible loan	$2,947,014	$3,289,959
Interest on lease liabilities	663,768	407,349
Interest on loans payable	95,117	172,804
Total	$3,705,899	$3,870,112